Consolidated Statement of Shareholder's Equity (Parenthetical) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Statement of changes in equity [abstract]
Share issue related cost, acquisition of subsidiary	€ 589
Share issue related cost	€ 21